Offerings - Offering: 1	Aug. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, reserved for issuance pursuant to the 2026 Equity Incentive Plan
Amount Registered | shares	1,300,000
Proposed Maximum Offering Price per Unit	0.80
Maximum Aggregate Offering Price	$ 1,040,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 143.62
Offering Note	a. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.0001 per share ("Common Stock"), of Reed's, Inc. (the "Registrant") that become issuable under the Registrant's 2026 Equity Incentive Plan (the "2026 Plan") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Common Stock. 1.b. Represents (i) shares of Common Stock reserved for future issuance pursuant to stock options, restricted stock units, and other awards under the 2026 Plan. 1.c. The number of shares of Common Stock reserved for issuance under the 2026 Plan will automatically increase on January 1 of each year for a period of ten years, commencing on January 1, 2027 and ending on (and including) January 1, 2036, in an amount equal to 5% of the total number of shares of Common Stock outstanding on December 31 of the preceding year; provided, however that the Registrant's board of directors may act prior to January 1 of a given year to provide that the increase for such year will be a lesser number of shares of Common Stock. 1.d. The proposed maximum offering price per share of Common Stock is estimated solely for the purpose of calculating the proposed maximum aggregate offering price and the registration fee in accordance with Rule 457(h) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on NYSE American on August 6, 2026.